Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income
Balance at the beginning of the year	¥ 1,157,473		¥ 1,095,243	¥ (1,433,660)
Balance at the end of the year	441,973	$ 64,545	1,157,473	1,095,243
Unrealized gains/(loss) on investments
Accumulated Other Comprehensive Income
Balance at the beginning of the year	7,281		42,442	19,123
Other comprehensive income before reclassification, net of tax	(8,885)		(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561		(11)	(13,838)
Balance at the end of the year	8,957	1,308	7,281	42,442
Foreign currency translation adjustment
Accumulated Other Comprehensive Income
Balance at the beginning of the year	79,867		86,458	0
Foreign currency translation adjustment	10,343		(6,591)	86,458
Balance at the end of the year	90,210	13,174	79,867	86,458
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at the beginning of the year	87,148		128,900	19,123
Other comprehensive income before reclassification, net of tax	(8,885)		(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561		(11)	(13,838)
Foreign currency translation adjustment	10,343		(6,591)	86,458
Balance at the end of the year	¥ 99,167	$ 14,482	¥ 87,148	¥ 128,900